Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	-	100	-	100
Contingent consideration	-	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(218)	82	(178)
	24,095	6,533	21,936	52,564
Allocated to:
Current assets, excluding cash acquired	485	253	1,846	2,584
Right-of-use assets	-	-	151	151
Current liabilities	(776)	(989)	(668)	(2,433)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	-	-	(151)	(151)
Deferred income tax liability	(1,615)	-	(4,012)	(5,627)
Debt	-	-	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(838)	(3,766)	(7,258)

Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	-	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,533	21,936	52,564
	Visual Compliance	CORE	STEP-com	Best-Transport	Total
Purchase price consideration:
Cash, less cash acquired related to Visual Compliance ($170), CORE ($213), STEPcom ($2,700) and BestTransport ($507)	239,863	21,833	18,639	11,718	292,053
Common shares issued	9,045	-	-	-	9,045
Contingent consideration	-	1,450	-	-	1,450
Net working capital adjustments payable / (receivable)	1,147	62	250	-	1,459
	250,055	23,345	18,889	11,718	304,007
Allocated to:
Current assets, excluding cash acquired	6,403	689	1,470	815	9,377
Property and equipment	30	2,048	257	35	2,370
Deferred income tax asset	30,924	-	-	-	30,924
Right-of-use assets	1,188	68	232	194	1,682
Current liabilities	(840)	(352)	(874)	(284)	(2,350)
Deferred revenue	(10,267)	(278)	(813)	(9)	(11,367)
Lease obligations	(1,188)	(68)	(232)	(194)	(1,682)
Deferred income tax liability	(282)	(3,332)	(2,316)	(1,352)	(7,282)
Net tangible assets (liabilities) assumed	25,968	(1,225)	(2,276)	(795)	21,672

Finite life intangible assets acquired:
Customer agreements and relationships	32,186	4,600	10,839	3,000	50,625
Existing technology	69,422	6,800	-	3,800	80,022
Trade names	528	200	102	50	880
Non-compete covenants	3,166	300	205	150	3,821
Goodwill	118,785	12,670	10,019	5,513	146,987
	250,055	23,345	18,889	11,718	304,007
	Aljex	Velocity Mail	PinPoint	Total
Purchase price consideration:
Cash, less cash acquired related to Aljex ($193), Velocity Mail (nil) and PinPoint ($769)	32,382	26,107	9,443	67,932
Common shares issued	-	-	1,536	1,536
Contingent consideration	-	-	714	714
Net working capital adjustments (receivable) / payable	(152)	(102)	36	(218)
	32,230	26,005	11,729	69,964
Allocated to:
Current assets, excluding cash acquired	607	1,407	599	2,613
Other long-term assets	-	501	-	501
Current liabilities	(266)	(81)	(559)	(906)
Deferred revenue	(1,024)	(70)	(574)	(1,668)
Deferred income tax liability	(4,200)	-	(2,077)	(6,277)
Net tangible (liabilities) assets assumed	(4,883)	1,757	(2,611)	(5,737)

Finite life intangible assets acquired:
Customer agreements and relationships	5,300	7,800	7,758	20,858
Existing technology	12,400	7,600	-	20,000
Tradenames	280	100	207	587
Non-compete covenants	230	300	69	599
Goodwill	18,903	8,448	6,306	33,657
	32,230	26,005	11,729	69,964

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships (years)	10	12	13
Existing technology (years)	6	5	6
Trade names (years)	N/A	3	3
Non-compete covenants (years)	5	5	5
	Visual Compliance	CORE	STEPcom	Best Transport
Customer agreements and relationships (years)	14	13	9	12
Existing technology (years)	7	6	N/A	6
Trade names (years)	5	8	3	3
Non-compete covenants (years)	5	5	3	2
	Aljex	Velocity Mail	PinPoint
Customer agreements and relationships (years)	13	12	9
Existing technology (years)	5	5	N/A
Trade names (years)	8	4	8
Non-compete covenants (years)	5	5	5

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues	354,461	341,376	328,824
Net income	51,302	33,727	25,370
Earnings per share
Basic	0.61	0.41	0.33
Diluted	0.60	0.41	0.33